Condensed Interim Consolidated Statements of Cash Flows (Unaudited)	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,309,191)	$ (751,188)	$ (2,714,616)	$ (1,253,242)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	7,994	8,253	55,030	19,907
Depletion and depreciation	40,196	32,011	105,503	60,479
Foreign exchange loss (gain)		474	(7,168)	87,747
Forfeiture of reclamation bond				50,165
Forgiveness of loan payable			(7,800)
Finance expense		11,073	18,031	13,506
Change in fair value of warrant liability	(23,334)	(102,550)	(178,509)
Loss on disposal of property and equipment				613,457
Extinguishment of trade and other payables			(4,368)	(9,682)
Share-based payments	175	607,325	546,335	2,870
Shares issued for services				54,958
Changes in operating assets and liabilities:
Trade and other receivables	(48,252)	(118,432)	(124,230)	34,092
Prepaid expenses and deposits	112,319	(2,994)	(271,126)	(29,977)
Trade and other payables	514,733	(13,583)	584,216	(234,475)
Amounts due to related parties			(24,536)	(162,598)
Right of use asset and lease liability	1,868	318	(785)	3,010
Net cash used in operating activities	(703,492)	(329,293)	(2,024,023)	(749,783)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property and equipment	(865,048)	(8,777)	(1,685,999)	(265,717)
Proceeds from sale of oil and gas interests				1,123,244
Net cash provided by (used in) investing activities	(865,048)	(8,777)	(1,685,999)	857,527
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of private placement units		571,760
Proceeds from issuance of share capital			8,112,340
Share issuance costs		(22,978)	(1,067,868)
Convertible debenture repayment	(38,291)		(34,709)	(79,000)
Loan from related party			(1,452)	(8,455)
Loan from related party		3,095
Loan repayment			(23,600)
Net cash provided by (used in) financing activities	(38,291)	551,877	6,984,711	(87,455)
Change in cash and cash equivalents during the period	(1,606,831)	213,807	3,274,689	20,289
Cash and cash equivalents, beginning of the period	3,300,495	25,806	25,806	5,517
Cash and cash equivalents, end of the period	1,693,664	239,613	3,300,495	25,806
Supplemental disclosures of non-cash investing and financing activities:
Common stock issued in connection with property acquisition agreement				2,468,750
Share purchase warrants issued in connection with private placements and property acquisition			1,692,151	1,051,370
Share purchase warrants issued in connection with private placements		226,552
Trade and other payables related to property and equipment	1,270,400	109,888	647,252	68,735
Adjustments to asset retirement obligations			(371,212)	376,647
Supplemental cash flow disclosures:
Interest paid	$ 1,182		$ 24,536	$ 13,090